Pension commitments, Defined Benefit Obligation (Details) - USD ($) $ in Thousands		12 Months Ended				18 Months Ended
		Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Net liability [Abstract]
Present value of funded obligations						$ 221,208
Fair value of plan assets	[1]					(110,857)
Net liability						110,351
Defined Benefit Obligations [Abstract]
Current service cost		$ 504	[2]	$ 613	[2]	12,627
Contributions by plan participants		(442)				(489)
Re-measurements - actuarial (gains) and losses [Abstract]
Experience		(3,389)				8,914
Foreign currency exchange changes		(1,107)				1,040
Funded [Member]
Net liability [Abstract]
Present value of funded obligations		36,480				213,305
Fair value of plan assets		(5,707)				(110,857)
Net liability		30,773				102,448
Unfunded [Member]
Net liability [Abstract]
Present value of funded obligations						7,903
Fair value of plan assets						0
Net liability						7,903
Defined Benefit Obligations [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	[3]	37,524				36,480
HPE Software business acquisition (note 39)		0	[3]			181,455
Reclassification to assets held for sale		0	[3]			(9,125)
Current service cost		625	[3]			12,895
Past service credit						(5,489)
Benefits paid		(197)	[3]			(9,603)
Contributions by plan participants		0	[3]			2,547
Contribution by employer		0	[3]			0
Interest cost/(income)		660	[3]			5,253
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic		0	[3]			(332)
Financial		(2,821)	[3]			11,104
Experience		(568)	[3]			(1,858)
Actuarial return on assets excluding amounts included in interest income		0	[3]			0
Reclassification from defined contribution scheme to defined benefit scheme		2,996	[3]			5,472
Total increase (decrease) in net defined benefit liability (asset)		(393)	[3]			14,386
Foreign currency exchange changes		(1,739)	[3]			(7,591)
End of period		36,480	[3]	37,524	[3]	221,208
Scheme Assets [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	[3]	(5,855)				(5,707)
HPE Software business acquisition (note 39)		0	[3]			(110,010)
Reclassification to assets held for sale		0	[3]			3,595
Current service cost		0	[3]			0
Past service credit						0
Benefits paid		87	[3]			9,406
Contributions by plan participants		(114)	[3]			(2,313)
Contribution by employer		0	[3]			(4,012)
Interest cost/(income)		(95)	[3]			(2,430)
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic		0	[3]			0
Financial		0	[3]			0
Experience		0	[3]			0
Actuarial return on assets excluding amounts included in interest income		(9)	[3]			(621)
Reclassification from defined contribution scheme to defined benefit scheme		0	[3]			(3,351)
Total increase (decrease) in net defined benefit liability (asset)		(9)	[3]			(3,972)
Foreign currency exchange changes		279	[3]			4,586
End of period		(5,707)	[3]	(5,855)	[3]	(110,857)
Retirement Benefit Obligations [Member]
Defined Benefit Obligations [Abstract]
Beginning of period	[3]	31,669				30,773
HPE Software business acquisition (note 39)		0	[3]			71,445
Reclassification to assets held for sale		0	[3]			(5,530)
Current service cost		625	[3]			12,895
Past service credit						(5,489)
Benefits paid		(110)	[3]			(197)
Contributions by plan participants		(114)	[3]			234
Contribution by employer		0	[3]			(4,012)
Interest cost/(income)		565	[3]			2,823
Re-measurements - actuarial (gains) and losses [Abstract]
Demographic		0	[3]			(332)
Financial		(2,821)	[3]			11,104
Experience		(568)	[3]			(1,858)
Actuarial return on assets excluding amounts included in interest income		(9)	[3]			(621)
Reclassification from defined contribution scheme to defined benefit scheme		2,996	[3]			2,121
Total increase (decrease) in net defined benefit liability (asset)		(402)	[3]			10,414
Foreign currency exchange changes		(1,460)	[3]			(3,005)
End of period		$ 30,773	[3]	$ 31,669	[3]	$ 110,351

[1]	The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.
[2]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).